Earnout Liability (Tables)	12 Months Ended
Dec. 31, 2025
Earnout Liability [Abstract]
Summary of Continuity of Earnout Rights
Continuity of earnout rights are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

(in units)

Opening balance	719,547	1,196,157

Dividend equivalents and other adjustments	10,906	16,176

Vested and settled	(75,000)	(320,000)

Cancellations	-	(172,786)

Ending balance	655,453	719,547